Assets and Liabilities at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	$ 2,208	$ 5,146
Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,524	2,000
Estimated Fair Value | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,208	5,146	8,285	7,261
Estimated Fair Value | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,524	748
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0
Significant Other Observable Inputs (Level 2) | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0	0	0
Significant Other Observable Inputs (Level 2) | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,208	5,146	8,285	7,261
Significant Unobservable Inputs (Level 3) | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,524	748
Fair Value, Gain Loss | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Period Ended Total Losses	307	187	1,263	1,290
Fair Value, Gain Loss | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Period Ended Total Losses	$ 463	$ 94